Concentration on Revenues and Cost of Goods Sold	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATION ON REVENUES AND COST OF GOODS SOLD

NOTE 3 – CONCENTRATION ON REVENUES AND COST OF GOODS SOLD

Concentration of major customers and suppliers:

	For the year ended December 31,
	2019		2018
Major customers representing more than 10% of the Company's revenues
Company A	$7,349,893	14.03%	$8,826,142	14.66%
Company B	5,753,587	10.98%	5,293,967	8.79%
Total Revenues	$13,103,480	25.01%	$14,120,109	23.45%

	As of
	December 31, 2019		December 31, 2018
Major customers of the Company's accounts receivable, net
Company A	1,662,078	13.88%	892,651	8.77%
Company B	1,106,955	9.25%	1,276,086	12.54%
Company C	1,061,972	8.87%	1,147,108	11.27%
Total	$3,831,005	32.00%	$3,315,845	32.58%

Accounts receivable from the Company's major customers accounted for 32.00% and 32.58% of total accounts receivable balances as of December 31, 2019 and December 31, 2018, respectively.

There were no suppliers representing more than 10% of the Company's total purchases for the year ended December 31, 2019 and 2018, respectively.